Schedule of funding available from operations and other sources (Details) - USD ($)	Feb. 28, 2022	Aug. 31, 2021	Feb. 28, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Accrued liabilities	$ 34,173,588	$ 41,897,303
Players liability account	326,932	331,528
Lease obligation	441,285	587,551	$ 482,311	$ 572,148
Promissory notes payable	783,823	821,948
Convertible debt	2,584,800	$ 914,427
Less Than One Year [Member]
IfrsStatementLineItems [Line Items]
Accounts payable	12,649,445
Accrued liabilities	5,815,949
Players liability account	326,932
Lease obligation	155,543
Promissory notes payable	783,823
Convertible debt	2,584,800
One To Two Years [Member]
IfrsStatementLineItems [Line Items]
Accounts payable
Accrued liabilities
Players liability account
Lease obligation	285,742
Promissory notes payable
Convertible debt	5,365,089
Two To Five Years [Member]
IfrsStatementLineItems [Line Items]
Accounts payable
Accrued liabilities
Players liability account
Lease obligation
Promissory notes payable
Convertible debt